SCHEDULE OF RELATED PARTY LICENSE AGREEMENT (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction value	$ 1,000,000
Related party transaction description of transaction	Upon the earlier to occur of: (i) the Company receiving an investment of at least $20 million, and (ii) the uplisting of the Company’s common stock to any NASDAQ market or the New York Stock Exchange
Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction value	$ 2,000,000
Related party transaction description of transaction	Upon approval by the United States Food and Drug Administration of the Company’s 505(b)2 application for purposes of treating PD
Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction value	$ 2,000,000
Related party transaction description of transaction	Upon first patient in (“FPI”) for any clinical trial supporting the use of AL-101 for the treatment of PD or ED.
Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction value	$ 2,500,000
Related party transaction description of transaction	Upon FPI for phase 2 clinical trials supporting the use of AL-101 to treat FSD
Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction value	$ 2,500,000
Related party transaction description of transaction	Upon FPI for phase 3 clinical trials supporting the use of AL-101 to treat FSD
Tranche Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction value	$ 10,000,000
Related party transaction description of transaction	Upon Marketing approval for the use of AL-101 to treat PD
Tranche Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction value	$ 10,000,000
Related party transaction description of transaction	Upon Marketing approval for the use of AL-101 to treat ED
Tranche Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction value	$ 10,000,000
Related party transaction description of transaction	Upon Marketing approval for the use of AL-101 to treat FSD
Tranche Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction value	$ 10,000,000
Related party transaction description of transaction	Upon the earlier of: (i) the Company entering into a licensing agreement with a third party for the use of AL-101 for the treatment of PD, ED or FSD with an aggregate licensing value of at least $50 million; and (ii) the Company’s gross revenue derived from sales of AL-101 for the treatment of PD, ED or FSD reaches at least $50.0 million